Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net profit for the year	$ 286.0	$ 611.5	$ 648.0
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD	0.9	(0.6)	0.0
Fair value adjustment on hedging instruments	1.1	7.1	3.1
Fair value adjustment on hedging instruments transferred to income statement	(13.9)	(19.7)	(22.0)
Tax on other comprehensive income	3.9	2.6	4.6
Items that may not be reclassified to profit or loss:
Remeasurements of net pension and other post-retirement benefit liability or asset	0.0	(0.1)	0.0
Other comprehensive income/(loss) after tax	(8.0)	(10.7)	(14.3)
Total comprehensive income for the year	278.0	600.8	633.7
Total comprehensive income for the year attributable to:
TORM plc shareholders	277.0	601.9	634.1
Non-controlling interest	$ 1.0	$ (1.1)	$ (0.4)